Pay vs Performance Disclosure - USD ($)	5 Months Ended	12 Months Ended					55 Months Ended
	May 21, 2020	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2024
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

							Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for First CEO(1) ($)	Summary Compensation Table Total for Second or Only CEO(2) ($)	Compensation Actually Paid to First CEO ($)(3)	Compensation Actually Paid to Second or Only CEO ($)(3)	Average Summary Compensation Table Total for Non-CEO NEOs(4) ($)	Average Compensation Actually Paid to Non-CEO NEOs(5) ($)	Total Shareholder Return(6) ($)	Peer Group Total Shareholder Return (7) ($)	Net Income ($M)	Company Selected Measure: Adjusted Free Cash Flow(8) ($M)
2024		12,036,504		4,090,517	2,752,954	1,251,463	135.06	115.05	448	293
2023		9,647,383		34,874,444	2,361,871	6,063,404	197.37	129.88	482	197
2022		7,436,048		33,884,450	2,041,762	7,066,846	152.36	127.17	169	165
2021		25,270,516		38,099,613	5,033,297	7,386,178	100.24	79.17	352	(95)
2020	7,222,019	4,882,286	2,100,895	3,316,957	1,887,617	1,057,824	N/A	N/A	(3,987)	151

Company Selected Measure Name		Adjusted Free Cash Flow
Named Executive Officers, Footnote	The Company had two CEOs during 2021. Effective as of the close of the Company’s Annual General Meeting of Shareholders held on May 21, 2020, Julie J. Robertson stepped down from her positions of President and Chief Executive Officer of the Company and transitioned to the position of Executive Chairman and Mr. Eifler, who formerly served as Senior Vice President—Commercial, succeeded Ms. Robertson as President and Chief Executive Officer. On February 5, 2021, when the Company successfully completed its financial restructuring and the Debtors emerged from the Chapter 11 Cases, Ms. Robertson retired from her position as Executive Chairman. The dollar amounts reported in this column are the amounts reported for Robert Eifler (the Company’s Chief Executive Officer) for each of the corresponding years in the “Total” column of our Summary Compensation Table. Refer to the “Summary Compensation Table.” In the 2024 proxy statement, the 2022 and 2023 Summary Compensation Table total values were presented incorrectly; the values have been restated in this disclosure. In last year’s proxy statement, the Summary Compensation Table total values for 2022 and 2023 were presented as $8,374,467 and $10,586,370, respectively The dollar amounts reported in this column represent the average of the amounts reported for the Company’s NEOs are a group (excluding Mr. Eifler and Ms. Robertson, as applicable) in the “Total” column of the Summary Compensation Table in each applicable year. The NEOs for each applicable year are as follows:
•   2024: Richard B. Barker, Joey M. Kawaja, Blake A. Denton and Jennie P. Howard
•   2023: Richard B. Barker, Joey M. Kawaja, Blake A. Denton and Caroline M. Alting
•   2022: Richard B. Barker, William E. Turcotte, Joey M. Kawaja and Blake A. Denton
•   2021: Richard B. Barker, William E. Turcotte, Joey M. Kawaja and Blake A. Denton
•   2020: Richard B. Barker, William E. Turcotte, Joey M. Kawaja, Barry Smith and Stephen M. Butz
In the 2024 proxy statement, the 2022 and 2023 Summary Compensation Table total values were presented incorrectly; the values have been restated in this disclosure. In last year’s proxy statement, the Summary Compensation Table total values for 2022 and 2023 were presented as $2,261,706 and $2,631,036, respectively.

Peer Group Issuers, Footnote		The peer group used for this purpose is the OSX index.
PEO Total Compensation Amount		$ 12,036,504	$ 9,647,383	$ 7,436,048	$ 25,270,516	$ 4,882,286
PEO Actually Paid Compensation Amount		$ 4,090,517	34,874,444	33,884,450	38,099,613	3,316,957
Adjustment To PEO Compensation, Footnote

Compensation Actually Paid
	CEO
	2020	2021	2022	2023	2024
Total Compensation for CEO as reported in SCT for the covered year	$4,882,286	$25,270,516	$7,436,048	$9,647,383	$12,036,504
Deduct pension values reported in SCT for the covered year	—	—	—	—	—
Deduct grant date fair value of equity awards reported in SCT for the covered year	(1,114,516)	(23,298,341)	(5,913,496)	(6,725,180)	(7,997,410)
Add pension value attributable to current year’s service and any change in pension value attributable to plan amendments made in the covered year	—	—	—	—	—
Add fair values as of the end of the covered year of all equity awards granted during the covered year that are outstanding and unvested as of the end of such covered year	—	36,134,522	9,277,181	8,990,179	5,000,823
Add fair value as of the vesting date of any awards granted in the covered year that vested during the covered year	—	—	—	—	—
Add dividends paid on unvested shares/share units and stock options	—	—	—	—	—
Add the change in fair value (whether positive or negative) as of the end of the covered year of any equity awards granted in any prior year that are outstanding and unvested as of the end of such covered year	(450,813)	—	20,937,860	6,106,106	(2,477,341)
Add the change in fair value (whether positive or negative) as of the vesting date of any equity awards granted in any prior year for which all applicable vesting conditions were satisfied during the covered year	—	—	2,146,857	16,855,956	(2,472,059)
Subtract the fair value of any equity awards granted in a prior year that were forfeited in the covered year determined as of the end of the prior year	—	(7,084)	—	—	—
Compensation Actually Paid	$3,316,957	$38,099,613	$33,884,450	$34,874,444	$4,090,517

Non-PEO NEO Average Total Compensation Amount		$ 2,752,954	2,361,871	2,041,762	5,033,297	1,887,617
Non-PEO NEO Average Compensation Actually Paid Amount		$ 1,251,463	6,063,404	7,066,846	7,386,178	1,057,824
Adjustment to Non-PEO NEO Compensation Footnote

Compensation Actually Paid
	Non-CEO NEOs
	2020	2021	2022	2023	2024
Total Compensation for Other NEOs as reported in SCT for the covered year	$1,887,617	$5,033,297	$2,041,762	$2,361,871	$2,752,954
Deduct pension values reported in SCT for the covered year	(18,152)	—	—	(6,201)	—
Deduct grant date fair value of equity awards reported in SCT for the covered year	(584,520)	(4,275,914)	(1,385,999)	(1,414,413)	(1,721,110)
Add pension value attributable to current year’s service and any change in pension value attributable to plan amendments made in the covered year	—	—	—	—	—
Add fair values as of the end of the covered year of all equity awards granted during the covered year that are outstanding and unvested as of the end of such covered year	—	6,631,721	2,174,375	1,886,830	1,103,214
Add fair value as of the vesting date of any awards granted in the covered year that vested during the covered year	—	—	—	—	—
Add dividends paid on unvested shares/share units and stock options	—	—	—	—	—
Add the change in fair value (whether positive or negative) as of the end of the covered year of any equity awards granted in any prior year that are outstanding and unvested as of the end of such covered year	(227,121)	—	3,842,700	1,011,881	(485,635)
Add the change in fair value (whether positive or negative) as of the vesting date of any equity awards granted in any prior year for which all applicable vesting conditions were satisfied during the covered year	—	—	394,008	2,223,436	(397,961)
Subtract the fair value of any equity awards granted in a prior year that were forfeited in the covered year determined as of the end of the prior year	—	(2,926)	—	—	—
Compensation Actually Paid to Other NEOs	$1,057,824	$7,386,178	$7,066,846	$6,063,404	$1,251,463

Compensation Actually Paid vs. Total Shareholder Return
The charts below reflect the CAP to our CEO and other NEOs over the five-year period ended December 31, 2024 compared to our TSR, the TSR of our peer group, net income (loss) and adjusted free cash flow, respectively. With respect to CAP increase from 2021 to 2022, in connection with the Company’s emergence from bankruptcy in February 2021 all previously outstanding equity awards were cancelled. The ‘Emergence Grant’ equity awards granted in February 2021 were made using a price per share of $13.46 based on third- party implied market prices immediately prior to emergence, and in consultation with our creditors. The CAP for our CEO and other NEOs was primarily impacted by the Company’s share price appreciation of 180% from emergence through December 31, 2023. The charts below reflect the Company’s strong TSR performance relative to the OSX peer group since listing on the NYSE in June 2021 and strong adjusted free cash flow generation.

CAP vs Total Shareholder Return

Former CEO CAP	Current CEO CAP	Avg. NEO CAP	Noble TSR	Peer Group TSR

Compensation Actually Paid vs. Net Income

CAP vs Net Income

Former CEO CAP	Current CEO CAP	Avg. NEO CAP	Net Income

Compensation Actually Paid vs. Company Selected Measure

CAP vs Adjusted Free Cash Flow

Former CEO CAP	Current CEO CAP	Avg. NEO CAP	Adjusted Free Cash Flow

Total Shareholder Return Vs Peer Group
The charts below reflect the CAP to our CEO and other NEOs over the five-year period ended December 31, 2024 compared to our TSR, the TSR of our peer group, net income (loss) and adjusted free cash flow, respectively. With respect to CAP increase from 2021 to 2022, in connection with the Company’s emergence from bankruptcy in February 2021 all previously outstanding equity awards were cancelled. The ‘Emergence Grant’ equity awards granted in February 2021 were made using a price per share of $13.46 based on third- party implied market prices immediately prior to emergence, and in consultation with our creditors. The CAP for our CEO and other NEOs was primarily impacted by the Company’s share price appreciation of 180% from emergence through December 31, 2023. The charts below reflect the Company’s strong TSR performance relative to the OSX peer group since listing on the NYSE in June 2021 and strong adjusted free cash flow generation.

CAP vs Total Shareholder Return

Former CEO CAP	Current CEO CAP	Avg. NEO CAP	Noble TSR	Peer Group TSR

Tabular List, Table

Adjusted Free Cash Flow Contract Drilling Margin Absolute and Relative Total Shareholder Return (Matrix)

Total Shareholder Return Amount		$ 135.06	197.37	152.36	100.24
Peer Group Total Shareholder Return Amount		115.05	129.88	127.17	79.17
Net Income (Loss)		$ 448,000,000	$ 482,000,000	$ 169,000,000	$ 352,000,000	$ (3,987,000,000)
Company Selected Measure Amount		293,000,000	197,000,000	165,000,000	(95,000,000)	151,000,000
PEO Name	Julie J. Robertson						Robert Eifler
Additional 402(v) Disclosure		The dollar amounts reported in this column represent the amount of “compensation actually paid” to our the CEOs, as calculated in accordance with Item 402(v) of Regulation S-K and do not reflect the total compensation actually realized or received by the NEOs. In accordance with these rules, these amounts reflect “Total Compensation” as set forth in the Summary Compensation Table for each year, adjusted as shown below. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. In the 2024 proxy statement, the 2021-2023 Compensation Actually Paid values were presented incorrectly; the values have been restated in this disclosure. In last year’s proxy statement, the Compensation Actually Paid values for 2021-2023 were presented as $38,425,385, $33,943,858 and $34,564,735, respectively.The dollar amounts reported in this column represent the amount of “compensation actually paid” to our NEOs, as calculated in accordance with Item 402(v) of Regulation S-K and do not reflect the total compensation actually realized or received by the NEOs. In accordance with these rules, these amounts reflect “Total Compensation” as set forth in the Summary Compensation Table for each year, adjusted as shown below. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. In the 2024 proxy statement, the 2021-2023 Compensation Actually Paid values were presented incorrectly; the values have been restated in this disclosure. In last year’s proxy statement, the Compensation Actually Paid values for 2021-2023 were presented as $7,445,966, $7,091,051 and $6,103,833, respectively.TSR is determined by dividing (a) the sum of (i) the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and (ii) the difference between the Company’s share price at the end of each fiscal year shown and June 9, 2021, the date of our relisting on the NYSE following our emergence from bankruptcy by (b) the Company’s share price on June 9, 2021. Legacy Noble filed its petition for bankruptcy and delisted from the NYSE on July 31, 2020 and therefore, in accordance the rules of the SEC, the Company is not providing a TSR or Peer Group TSR for 2020. In the 2024 proxy statement, the 2023 TSR value was presented incorrectly. The 2023 value is restated above using the correct TSR calculation methodology. In last year’s proxy statement, 2023 TSR was presented as $129.51.
PEO Actually Paid Compensation Amount, Prior To Restatement			$ 34,564,735	$ 33,943,858	$ 38,425,385
Non-PEO NEO Average Total Compensation Amount, Prior To Restatement			2,631,036	2,261,706
Non-PEO NEO Average Compensation Actually Paid Amount, Prior To Restatement			6,103,833	7,091,051	7,445,966
Total Shareholder Return Amount, Prior To Restatement			129.51
Measure:: 1
Pay vs Performance Disclosure
Name		Adjusted Free Cash Flow
Non-GAAP Measure Description		Adjusted Free Cash Flow for 2024 is equal to adjusted EBITDA minus capital expenditures, minus net interest expense, minus cash taxes, plus or minus changes in working capital, plus or minus cost to achieve synergies adjusted for any non-recurring items. Adjusted Free Cash Flow for 2023 is equal to adjusted EBITDA minus capital expenditures, minus cash interest expense, minus cash taxes, plus or minus changes in working capital, plus or minus certain non-recurring items and adjusted to exclude rig sale proceeds. Adjustments to 2020 – 2022 free cash flow also removed merger and integration related costs (which were included in the calculations for 2023 and 2024).
Measure:: 2
Pay vs Performance Disclosure
Name		Contract Drilling Margin
Measure:: 3
Pay vs Performance Disclosure
Name		Absolute and Relative Total Shareholder Return (Matrix)
Robert Eifler [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 12,036,504	9,647,383	7,436,048	25,270,516	$ 4,882,286
PEO Actually Paid Compensation Amount		4,090,517	34,874,444	33,884,450	38,099,613	3,316,957
PEO Total Compensation Amount, Prior To Restatement			10,586,370	8,374,467
Julie J. Robertson [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount						7,222,019
PEO Actually Paid Compensation Amount						2,100,895
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0	0	0
PEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0	0	0
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(7,997,410)	(6,725,180)	(5,913,496)	(23,298,341)	(1,114,516)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		5,000,823	8,990,179	9,277,181	36,134,522	0
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(2,477,341)	6,106,106	20,937,860	0	(450,813)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(2,472,059)	16,855,956	2,146,857	0	0
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0	(7,084)	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0	0	0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	(6,201)	0	0	(18,152)
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,721,110)	(1,414,413)	(1,385,999)	(4,275,914)	(584,520)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,103,214	1,886,830	2,174,375	6,631,721	0
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(485,635)	1,011,881	3,842,700	0	(227,121)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(397,961)	2,223,436	394,008	0	0
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0	(2,926)	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 0	$ 0	$ 0	$ 0	$ 0